LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

July 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Investment Trust (the “Registrant”)
1933 Act File No. 003-68090
1940 Act File No. 811-07988

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Ultra Short Bond Fund (the “New Fund”) as a new series of the Registrant.

Before the designated effective date of October 11, 2016, the Registrant intends to file another Post-Effective Amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/ Brooke A. Fapohunda Brooke A. Fapohunda Deputy General Counsel Lord, Abbett & Co. LLC